Share Capital	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL.
SHARE CAPITAL

23. SHARE CAPITAL

Authorized

Common Shares

The company is authorized to issue an unlimited number of common shares without nominal or par value.

Preferred Shares

The company is authorized to issue an unlimited number of senior and junior preferred shares in series, without nominal or par value.

Normal Course Issuer Bid

On April 26, 2017, the company announced its intention to commence a Normal Course Issuer Bid (the 2017 NCIB) to repurchase common shares through the facilities of the Toronto Stock Exchange (the TSX), New York Stock Exchange (the NYSE) and/or alternative trading platforms. Pursuant to the 2017 NCIB, the company was permitted to purchase for cancellation up to approximately 50,079,795 of its common shares between May 2, 2017 and May 1, 2018.

On May 1, 2018, the company announced its intention to renew the 2017 NCIB (the 2018 NCIB) to continue to repurchase common shares through the facilities of the TSX, the NYSE and/or alternative trading platforms. Pursuant to the 2018 NCIB, the company was permitted to purchase for cancellation up to 52,285,330 of its common shares between May 4, 2018 and May 3, 2019. On November 14, 2018, Suncor announced an amendment to the 2018 NCIB, effective as of November 19, 2018, which allows the company to increase the maximum number of common shares that may be repurchased between May 4, 2018 and May 3, 2019 to 81,695,830. Subsequent to the end of the year, Suncor's Board of Directors approved a further share repurchase program of up to $2.0 billion.

The following table summarizes the share repurchase activities during the period:

($ millions except as noted)	2018	2017

Share repurchase activities (thousands of common shares)

Shares repurchased	64 426	33 154

Amounts charged to

Share capital	1 040	536

Retained earnings	2 013	877

Share repurchase cost	3 053	1 413

Average repurchase cost per share	47.38	42.61

Under an automatic repurchase plan agreement with an independent broker, the company has recorded the following liability for share repurchases that may take place during its internal blackout period:

($ millions)	December 31 2018	December 31 2017

Amounts charged to

Share capital	111	97

Retained earnings	152	180

Liability for share purchase commitment	263	277